Borrowings	6 Months Ended
Jun. 30, 2022
Disclosure of borrowing costs [Abstract]
Borrowings	Borrowings
AngloGold Ashanti’s borrowings are interest bearing.

	As at	As at	As at
	Jun	Jun	Dec
	2022	2021	2021
US Dollar million	Unaudited	Unaudited	Unaudited

Change in liabilities arising from financing activities:

Reconciliation of borrowings (excluding lease liabilities)
A reconciliation of the total borrowings included in the statement of financial position is set out in the following table:

Opening balance	1,909	1,931	1,931
Proceeds from borrowings	202	7	822
Repayment of borrowings	(96)	(7)	(820)
Finance costs paid on borrowings	(43)	(53)	(115)
Interest charged to the income statement	48	51	106
Other borrowing cost	—	—	(11)
Deferred loan fees	(9)	—	(4)
Translation	(6)	—	—
Closing balance	2,005	1,929	1,909

Reconciliation of finance costs paid (excluding lease finance costs)
A reconciliation of the finance costs paid included in the statement of cash flows is set out in the following table:

Finance costs paid on borrowings	43	53	115
Capitalised finance cost	(1)	(9)	(14)
Commitment fees, environmental guarantees fees and other	7	5	10
Total finance costs paid	49	49	111

Reconciliation of lease liabilities
Opening balance	185	153	153
Lease liabilities recognised	75	54	103
Repayment of lease liabilities	(40)	(30)	(63)
Finance costs paid on lease liabilities	(5)	(5)	(9)
Interest charged to the income statement	5	5	9
Change in estimate	(3)	—	—
Translation	(3)	(1)	(8)
Closing balance	214	176	185

LIBOR linked borrowings

The IBOR Phase 2 amendments became effective on 1 January 2021. The amendments had no material impact on the group financial statements as management is in the process of negotiating new reference rates on the IBOR linked borrowings, with bank syndicates.

During the first half of 2022, the $1.4bn multi-currency RCF was repaid and replaced with a new five-year $1.4bn multi-currency RCF with interest charged at a margin of 1.45% above SOFR adjusted for CAS. The $65m Siguiri RCF, which was due to mature on 3 May 2002, was extended on 29 April 2022 for three months and the interest rate amended to a fixed rate plus 8.5%.

The table below provides further detail on revolving credit facilities (RCFs) which reference LIBOR. These facilities have yet to transfer to an alternative benchmark interest rate:

US Dollar million	Carrying value at 30 June 2022	Repayable within one year	Repayable within one to two years
Geita RCF ($150m) (1)	63	—	—

(1) The Geita RCF consists of a Tanzanian shilling component which is capped at the equivalent of US$87m and this component bears interest at 12.5%. The remaining component currently bears interest at LIBOR plus 6.7%. The Geita RCF was fully drawn at 30 June 2022. The Geita RCF matures either in August 2024 or December 2024 depending on the fulfilment of certain conditions in the facility agreement.